Note 8 - Income Taxes	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
8.
INCOME TAXES

We did
not
record any income tax expense or benefit for the
three
months ended
December 31, 2017.
We increased our valuation allowance and reduced our net deferred tax assets to zero. Our assessment of the realization of our deferred tax assets has not
changed, and as a result we continue to maintain a full valuation allowance for our net deferred assets as of
December 31, 2017.

As of
December 31, 2017,
we did
not
have any unrecognized tax benefits. There were
no
significant changes to the calculation since
September 30, 2017.

NOTE
8.
     INCOME TAXES

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur. The Company accounts for income taxes pursuant to ASC Topic
740.
The Company early adopted ASU
2015
-
17,
Balance Sheet Classification of Deferred Taxes, during the year ended
September 30, 2016.

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses and other items. Loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

The components of the deferred income tax assets and liabilities arising under ASC Topic
740
were as follows:

September 30,
	2017	2016

Deferred tax assets	$-	$-

Deferred tax liabilities	-	-

Net deferred tax assets/(liabilities)	$-	$-

The types of temporary differences between the tax basis of assets and their financial reporting amounts that give rise to a significant portion of the deferred assets and liabilities are as follows:

	September 30,
	2017		2016
	Temporary Difference	Tax Effect	Temporary Difference	Tax Effect

Deferred tax assets
Net operating loss	$1,789,958	$663,358	$1,156,331	$428,536
Other temporary differences	716,750	265,628	9,261	3,432
Net deferred tax assets	2,506,708	928,986	1,165,592	431,968
Valuation allowance	(2,506,708)	(928,986)	(1,165,592)	(431,968)
Total deferred tax asset	-	-	-	-

Deferred tax liabilities
Total deferred liability	-	-	-	-
Total net deferred tax asset	$-	$-	$-	$-

At
September 30, 2017
and
September 30, 2016,
the Company had approximately and
$4,370,404
and
$2,551,748
respectively, in unused federal net operating loss carryforwards, which begin to expire principally in the year
2034.
  A deferred tax asset at each date of approximately
$928,986
and
$431,968
resulting from the loss carryforwards and other temporary differences has been offset by a
100%
valuation allowance.  The change in the valuation allowance for the period ended
September 30, 2017
and
September 30, 2016
was approximately
$497,018
and
$27,396.

A reconciliation of the U.S. statutory federal income tax rate to the effective tax rate is as follows:

	September 30,
	2017	2016

U.S. Federal statutory graduated rate	34.00%	34.00%
State income tax rate, net of federal benefit	3.06%	3.06%
Total rate	37.06%	37.06%

Less: Net operating loss for which no benefit is currently available	(37.06)%	(37.06)%
Net effective rate	0.00%	0.00%

The Company’s income tax filings are subject to audit by various taxing authorities. The Company’s open audit periods are
September 30, 2015,
2016,
and
2017.
In evaluating the Company’s provisions and accruals, future taxable income, and reversal of temporary differences, interpretations and tax planning strategies are considered. The Company believes its estimates are appropriate based on current facts and circumstances.